Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases
Note 5 – Leases
We have operating and finance leases primarily for office space, equipment, and vehicles. The terms and conditions for these leases vary by the type of underlying asset.
Certain leases include variable lease payments for items such as property taxes, insurance, maintenance, and other operating expenses associated with leased assets. Payments that vary based on an index or rate are included in the measurement of lease assets and liabilities at the rate as of the commencement date. All other variable lease payments are excluded from the measurement of lease assets and liabilities, and are recognized in the period in which the obligation for those payments is incurred.
The components of lease cost were as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
Finance lease cost:
Amortization of right-of-use assets	$1,973	$255	$3,440	$456
Interest on lease liabilities	822	69	1,397	119
Operating lease cost	272	227	534	612
Variable lease cost	87	159	298	342
Short-term lease cost	6,571	2,261	12,362	3,390

Total lease cost	$9,725	$2,971	$18,031	$4,919

Supplemental cash flow and other information related to leases were as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$289	$285	$575	$726
Operating cash outflows from finance leases	$822	$70	$1,397	$119
Financing cash outflows from finance leases	$962	$218	$1,700	$393
Right-of-use assets obtained in exchange for new lease liabilities:
Operating leases	$559	$—	$559	$5,384
Finance leases	$13,274	$—	$20,876	$3,951

During the six months ended June 30, 2022, we modified an agreement related to certain operating right-of-use
assets of $1.3 million and liabilities of $1.3 million; the change in terms increased the amount, extended the term, and resulted in finance lease classification. In connection with this modification, we recognized finance lease right-of-use
assets of $3.2 million and liabilities of $3.2 million. There was no gain or loss recognized as a result of these amendments.
Lease terms and discount rates as of June 30, 2023 and December 31, 2022 are as follows:

	June 30, 2023	December 31, 2022
Weighted-average remaining lease term:
Operating leases	4.1 years	4.5 years
Finance leases	5.1 years	5.3 years
Weighted-average discount rate:
Operating leases	4.7%	4.3%
Finance leases	9.4%	9.4%
Future minimum lease commitments as of June 30, 2023 are as follows (in thousands):

	Finance	Operating
Remainder of 2023	$5,089	$737
2024	10,255	1,443
2025	10,168	1,474
2026	10,168	1,414
2027	6,458	815
Thereafter	7,689	11

Total lease payments	49,827	5,894
Less imputed interest	10,497	527

Total	$39,330	$5,367

Supplemental balance sheet information related to our leases as of June 30,
2023
and December 31,
2022
was as follows (in thousands):

	Classification	June 30, 2023	December 31, 2022
Operating Leases
Current operating lease liabilities	Other current liabilities	$1,205	$1,082
Noncurrent operating lease liabilities	Other long-term liabilities	$4,162	$4,287
Finance Leases
Current finance lease liabilities	Other current liabilities	$6,851	$3,213
Noncurrent finance lease liabilities	Other long-term liabilities	$32,479	$16,942
On May 16, 2022, Atlas LLC entered into a master le
ase agre
ement with Stonebriar for the right, but not the obligation, to fund up to $70.0 million of purchases of transportation and logistics equipment. The interim financing for down payments on any purchased equipment is based on one-month
SOFR, plus 8.0%. The final interest rate is set upon acceptance of the equipment based on the terms of the agreement. As of June 30, 2023, Stonebriar has funded $34.1 million of lease commitments under this agreement.
On July 28, 2022, Atlas LLC entered into a master lease agreement with Stonebriar for the right, but not the obligation, to fund up to $10.0 million of purchases of dredges and related equipment. The interim financing for down payments on any purchased equipment is based on one-month
SOFR, plus 8.0%. The final interest rate is

set upon acceptance of the equipment based on the terms of the agreement. As of June 30, 2023, Stonebriar has funded $7.0 million of lease commitments under this agreement.
As of June 30, 2023, we had additional lease commitments totaling $3.5 million that have not yet commenced and therefore are not reflected on the condensed consolidated balance sheet and tables above. These leases include agreements for transportation, logistics equipment and dredge equipment. These leases will commence during fiscal year 2023 with lease terms of four to seven years. Certain transportation and logistics leases discussed here are a component of the purchase commitments discussed in Note 7 -
Commitments and Contingencies.

Atlas Sand Company LLC [Member]
Leases
Note 6—Leases
The Company has operating and finance leases primarily for office space, equipment, and vehicles. The terms and conditions for these leases vary by the type of underlying asset.
Certain leases include variable lease payments for items such as property taxes, insurance, maintenance, and other operating expenses associated with leased assets. Payments that vary based on an index or rate are included in the measurement of lease assets and liabilities at the rate as of the commencement date. All other variable lease payments are excluded from the measurement of lease assets and liabilities, and are recognized in the period in which the obligation for those payments is incurred.
The components of lease expense for the year ended December 31, 2022 are as follows (in thousands):

Year Ended December 31, 2022
Finance lease cost:
Amortization of right-of-use assets	$2,027
Interest on lease liabilities	666
Operating lease cost	1,085
Variable lease cost	706
Short-term lease cost	12,576

Total lease cost	$17,060

Supplemental cash flow and other information related to leases for the year ended December 31, 2022 are as follows (in thousands):

Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$1,305
Operating cash outflows from finance leases	$666
Financing cash outflows from finance leases	$1,010
Right-of-use assets obtained in exchange for new lease liabilities:
Operating leases	$6,245
Finance leases	$21,201
During the year ended December 31, 2022, the Company modified an agreement which related to certain operating right-of-use
assets of $1.3 million and liabilities of $1.3 million, the change in terms increased the amount, extended the term, and resulted in finance lease classification. In connection with this modification, the Company recognized finance lease right-of-use
assets of $3.2 million and liabilities of $3.2 million. There was no gain or loss recognized as a result of these amendments. Lease terms and discount rates as of December 31, 2022 are as follows (in thousands):

Year Ended December 31, 2022
Weighted-average remaining lease term:
Operating leases	4.5 years
Finance leases	5.3 years
Weighted-average discount rate:
Operating leases	4.3%
Finance leases	9.4%

Future minimum lease commitments as of December 31, 2022 are as follows (in thousands):

	Finance	Operating
2023	$4,976	$1,291
2024	5,051	1,312
2025	4,964	1,342
2026	4,964	1,281
2027	2,876	681
Thereafter	3,015	—

Total lease payments	25,846	5,907
Less imputed interest	(5,691)	(538)

Total	$20,155	$5,369

Supplemental balance sheet information related to the Company’s leases as of December 31, 2022 was as follows (in thousands):

	Classification	December 31, 2022
Operating Leases
Current operating lease liabilities	Other current liabilities	$1,082
Noncurrent operating lease liabilities	Other long-term liabilities	$4,287
Finance Leases
Current finance lease liabilities	Other current liabilities	$3,213
Noncurrent finance lease liabilities	Other long-term liabilities	$16,942
For the year ending December 31, 2021, the Company had the current portion of capital leases included in other current liabilities on the consolidated balance sheets and the long-term portion of capital leases included in other long-term liabilities on the consolidated balance sheets. As of December 31, 2021, the current portion of capital leases and long-term portion of capital leases was $0.3 million and $0.3 million, respectively.
On May 16, 2022, Atlas entered into a master lease agreement with Stonebriar Commercial Finance (“Stonebriar”) for the right, but not the obligation, to fund up to $70.0 million of purchases of transportation and logistics equipment. The interim financing for down payments on any purchased equipment is based on one-month
SOFR, plus 8.0%. The final interest rate will be set upon acceptance of the equipment based on the terms of the agreement. As of December 31, 2022, Stonebriar has funded $16.8 million of lease commitments under this agreement.
On July 28, 2022, Atlas entered into a master lease agreement with Stonebriar for the right, but not the obligation, to fund up to $10.0 million of purchases of dredges and related equipment. The interim financing for down payments on any purchased equipment is based on one-month
SOFR, plus 8.0%. The final interest rate will be set upon acceptance of the equipment based on the terms of the agreement. As of December 31, 2022, Stonebriar has funded $6.4 million of lease commitments under this agreement.
As of December 31, 2022, the Company had additional lease commitments that have not yet commenced totaling $6.0 million and therefore are not reflected on the consolidated balance sheet and tables above. These leases include agreements for transportation, logistics equipment and dredge equipment. These leases will commence between fiscal year 2022 and fiscal year 2023 with lease terms of 4 to 7 years. Certain transportation and logistics leases discussed here are a component of the purchase commitments discussed in Note 8,
Commitments and Contingencies
.